CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Cash flows from operating activities
Net income (loss)	$ 1,194	$ (1,031)	$ 190
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense and amortization of intangible assets	1,804	2,141	2,105
Amortization of debt discount and other costs	122	81	57
(Gains) losses from currency hedges, net	222	19	(21)
Noncash restructure and asset impairments	114	4	(86)
Stock-based compensation	91	87	76
Equity in net loss of equity method investees	83	294	158
Loss on extinguishment of debt	31	0	113
Gain from acquisition of Elpida	(1,484)	0	0
Change in operating assets and liabilities:
Receivables	(409)	238	54
Inventories	83	258	(357)
Accounts payable and accrued expenses	143	(82)	(88)
Customer prepayments	(123)	254	4
Deferred income	(7)	(56)	146
Deferred income taxes, net	(7)	3	103
Other	(46)	(96)	30
Net cash provided by operating activities	1,811	2,114	2,484
Cash flows from investing activities
Expenditures for property, plant and equipment	(1,244)	(1,699)	(2,550)
Purchases of available-for-sale securities	(924)	(564)	(9)
Payments to settle hedging activities	(253)	(62)	(31)
Proceeds from sales and maturities of available-for-sale securities	678	152	1
Cash acquired from acquisition of Elpida, net of cash paid	69	0	0
Proceeds from sales of property, plant and equipment	28	67	127
Proceeds from settlement of hedging activities	27	38	87
Additions to equity method investments	0	(187)	(31)
Decrease in restricted cash	0	5	330
Return of equity method investment	0	1	48
Other	(93)	(63)	(14)
Net cash used for investing activities	(1,712)	(2,312)	(2,042)
Cash flows from financing activities
Proceeds from issuance of debt	1,121	1,065	690
Proceeds from sales issuance of common stock	150	5	28
Proceeds from equipment sale-leaseback transactions	126	609	268
Cash received from noncontrolling interests	11	197	8
Repayments of debt	(743)	(203)	(1,215)
Payments on equipment purchase contracts	(214)	(172)	(322)
Cash paid for capped call transactions	(48)	(103)	(57)
Distributions to noncontrolling interests	(37)	(391)	(225)
Cash paid to purchase common stock	(5)	(6)	(163)
Acquisition of noncontrolling interests	0	(466)	(159)
Other	(39)	(38)	(48)
Net cash provided by (used for) financing activities	322	497	(1,195)
Net increase (decrease) in cash and equivalents	421	299	(753)
Cash and equivalents at beginning of period	2,459	2,160	2,913
Cash and equivalents at end of period	2,880	2,459	2,160
Supplemental disclosures
Income taxes refunded (paid), net	4	13	(99)
Interest paid, net of amounts capitalized	(107)	(72)	(59)
Noncash investing and financing activities:
Equipment acquisitions on contracts payable and capital leases	443	897	469
Conversion of notes to stock, net of unamortized issuance cost	0	138	0
Exchange of convertible notes	$ 0	$ 0	$ 175